Vessels (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	$93,531	$(1,454)	$92,077
- Acquisitions, improvements and other vessels' costs	72,687	-	72,687
- Depreciation for the period	-	(5,937)	(5,937)
Balance, December 31, 2011	$166,218	$(7,391)	$158,827
- Acquisitions, improvements and other vessels' costs	$114,594	-	114,594
- Depreciation for the period	-	(12,476)	(12,476)
Balance, December 31, 2012	$280,812	$(19,867)	$260,945